Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,465,291.34

Principal:
Principal Collections	$22,299,483.40
Prepayments in Full	$14,396,778.70
Liquidation Proceeds	$584,029.79
Recoveries	$42,139.60
Sub Total	$37,322,431.49
Collections	$40,787,722.83

Purchase Amounts:
Purchase Amounts Related to Principal	$327,891.47
Purchase Amounts Related to Interest	$1,527.43
Sub Total	$329,418.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,117,141.73

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$41,117,141.73
Servicing Fee	$777,193.81	$777,193.81	$0.00	$0.00	$40,339,947.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,339,947.92
Interest - Class A-2 Notes	$57,252.79	$57,252.79	$0.00	$0.00	$40,282,695.13
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$40,040,061.80
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$39,952,338.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,952,338.88
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$39,902,226.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,902,226.80
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$39,857,765.72
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,857,765.72
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$39,793,836.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,793,836.47
Regular Principal Payment	$35,891,444.38	$35,891,444.38	$0.00	$0.00	$3,902,392.09
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,902,392.09
Residuel Released to Depositor	$0.00	$3,902,392.09	$0.00	$0.00	$0.00
Total		$41,117,141.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$35,891,444.38
Total					$35,891,444.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$35,891,444.38	$72.13	$57,252.79	$0.12	$35,948,697.17	$72.25
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$35,891,444.38	$22.29	$546,111.45	$0.34	$36,437,555.83	$22.63

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$146,177,330.80	0.2937647	$110,285,886.42	0.2216356
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$891,917,330.80	0.5539722	$856,025,886.42	0.5316799

Pool Information
Weighted Average APR	4.418%	4.415%
Weighted Average Remaining Term	44.49	43.66
Number of Receivables Outstanding	50,650	49,400
Pool Balance	$932,632,571.41	$894,588,949.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$897,708,147.91	$861,246,049.21
Pool Factor	0.5687705	0.5455695

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$13,418,834.25
Yield Supplement Overcollateralization Amount	$33,342,900.58
Targeted Overcollateralization Amount	$38,563,063.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,563,063.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	15

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		157	$435,438.26
(Recoveries)		66	$42,139.60
Net Losses for Current Collection Period			$393,298.66
Cumulative Net Losses Last Collection Period			$4,151,078.33
Cumulative Net Losses for all Collection Periods			$4,544,376.99

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.51%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.65%	693	$14,785,731.83
61-90 Days Delinquent	0.24%	99	$2,191,552.86
91-120 Days Delinquent	0.06%	22	$568,228.03
Over 120 Days Delinquent	0.05%	25	$457,990.30
Total Delinquent Receivables	2.01%	839	$18,003,503.02

Repossession Inventory:
Repossessed in the Current Collection Period		45	$1,055,147.24
Total Repossessed Inventory		75	$1,785,270.41

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4206%
Preceding Collection Period			0.2898%
Current Collection Period			0.5166%
Three Month Average			0.4090%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1925%
Preceding Collection Period			0.2389%
Current Collection Period			0.2955%
Three Month Average			0.2423%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer